AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

COMMON STOCKS - 91.7%	Shares	Market Value
Communications - 2.4%
Internet Media & Services - 0.9%
eDreams ODIEGO S.A. - ADR *	32,729	$2,931,465

Publishing & Broadcasting - 1.5%
Liberty Media Corporation - Liberty Formula One - Series C *	75,000	5,238,000

Consumer Discretionary - 7.8%
Automotive - 1.9%
Gentex Corporation	220,000	6,417,400

Home & Office Products - 1.2%
Purple Innovation, Inc. *	703,000	4,112,550

Leisure Facilities & Services - 3.8%
Bowlero Corporation *	464,574	4,947,713
Madison Square Garden Sports Corporation *	45,000	8,071,200
		13,018,913
Leisure Products - 0.9%
YETI Holdings, Inc. *	53,500	3,208,930

Consumer Staples - 1.1%
Beverages - 1.1%
Remy Cointreau S.A. - ADR	175,550	3,602,286

Energy - 16.5%
Oil & Gas Producers - 12.5%
Chevron Corporation	124,000	20,190,920
Pioneer Natural Resources Company	90,000	22,502,700
		42,693,620
Oil & Gas Services & Equipment - 4.0%
Core Laboratories N.V.	94,000	2,973,220
Schlumberger Ltd.	263,900	10,901,709
		13,874,929
Financials - 14.8%
Asset Management - 0.8%
KKR & Company, Inc.	50,000	2,923,500

Banking - 1.9%
Hingham Institution for Savings (The)	18,837	6,464,858

Institutional Financial Services - 6.0%
CME Group, Inc.	41,800	9,942,548
Intercontinental Exchange, Inc.	80,500	10,635,660
		20,578,208
Insurance - 3.6%
Brown & Brown, Inc.	71,700	5,181,759
Markel Corporation *	4,850	7,154,914
		12,336,673

AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Market Value
Financials - 14.8% (Continued)
Specialty Finance - 2.5%
Fidelity National Financial, Inc.	175,000	$8,547,000

Health Care - 11.3%
Biotech & Pharma - 2.0%
Mirion Technologies, Inc. *	825,000	6,657,750

Health Care Facilities & Services - 2.7%
Chemed Corporation	18,300	9,269,865

Medical Equipment & Devices - 6.6%
Alcon, Inc.	135,000	10,709,550
Haemonetics Corporation *	189,000	11,948,580
		22,658,130
Industrials - 11.3%
Aerospace & Defense - 1.5%
HEICO Corporation - Class A	40,000	5,073,200

Electrical Equipment - 7.1%
A.O. Smith Corporation	80,000	5,111,200
Otis Worldwide Corporation	85,000	6,540,750
Vontier Corporation	500,000	12,695,000
		24,346,950
Industrial Support Services - 2.7%
AMERCO	10,800	6,446,952
Watsco, Inc.	10,000	3,046,400
		9,493,352
Materials - 10.2%
Chemicals - 3.0%
Valvoline, Inc.	330,000	10,414,800

Metals & Mining - 7.2%
Barrick Gold Corporation	300,000	7,359,000
Franco-Nevada Corporation	79,000	12,602,080
Newmont Corporation	60,000	4,767,000
		24,728,080
Real Estate - 10.7%
Real Estate Owners & Developers - 10.0%
Texas Pacific Land Corporation	25,500	34,478,805

REITs - 0.7%
Lamar Advertising Company - Class A	20,000	2,323,600

Technology - 5.6%
Software - 1.6%
Change Healthcare, Inc. *	245,000	5,341,000

Technology Services - 4.0%
CDW Corporation	29,750	5,321,977

AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Market Value
Technology - 5.6% (Continued)
Technology Services - 4.0% (Continued)
Jack Henry & Associates, Inc.	43,050	$8,483,003
		13,804,980

Total Common Stocks (Cost $219,568,969)		$314,538,844

MONEY MARKET FUNDS - 8.4%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 0.06% (a)	16,709,212	$16,709,212
Federated Hermes Treasury Obligations Fund - Institutional Shares, 0.13% (a)	12,113,625	12,113,625
Total Money Market Funds (Cost $28,822,837)		$28,822,837

Total Investments at Market Value - 100.1% (Cost $248,391,806)		$343,361,681

Liabilities in Excess of Other Assets - (0.1%)		(435,850)

Net Assets - 100.0%		$342,925,831

ADR -	American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2022.

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Market Value
Communications - 0.3%
Internet Media & Services - 0.3%
Angi, Inc. - Class A *	453,087	$2,569,003

Consumer Discretionary - 14.5%
Home & Office Products - 1.9%
Purple Innovation, Inc. *	3,031,000	17,731,350

Retail - Discretionary - 6.5%
Lowe's Companies, Inc.	122,000	24,667,180
O'Reilly Automotive, Inc. *	51,000	34,932,960
		59,600,140
Wholesale - Discretionary - 6.1%
Copart, Inc. *	450,000	56,461,500

Energy - 1.4%
Oil & Gas Producers - 1.4%
Chesapeake Energy Corporation	150,000	13,050,000

Financials - 8.7%
Asset Management - 4.4%
Brookfield Asset Management Reinsurance Partners Ltd. - Class A *	4,913	281,024
Brookfield Asset Management, Inc. - Class A	712,500	40,306,125
		40,587,149
Diversified Financial Services - 4.3%
S&P Global, Inc.	96,000	39,377,280

Health Care - 2.1%
Health Care Facilities & Services - 1.1%
Chemed Corporation	20,000	10,131,000

Medical Equipment & Devices - 1.0%
Medtronic plc	83,000	9,208,850

Industrials - 12.2%
Aerospace & Defense - 4.7%
HEICO Corporation - Class A	341,876	43,360,133

Electrical Equipment - 7.5%
API Group Corporation *	1,795,000	37,748,850
Roper Technologies, Inc.	68,000	32,111,640
		69,860,490
Materials - 7.5%
Containers & Packaging - 7.5%
AptarGroup, Inc.	325,000	38,187,500
Ardagh Metal Packaging S.A. *	3,872,376	31,482,417
		69,669,917

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.9% (Continued)	Shares	Market Value
Real Estate - 7.2%
Real Estate Owners & Developers - 0.7%
Texas Pacific Land Corporation	5,000	$6,760,550

REITs - 6.5%
Equinix, Inc.	40,500	30,035,610
SBA Communications Corporation	86,000	29,592,600
		59,628,210
Technology - 46.0%
Semiconductors - 7.9%
Advanced Micro Devices, Inc. *	166,500	18,205,110
Texas Instruments, Inc.	300,000	55,044,000
		73,249,110
Software - 17.8%
Adobe, Inc. *	64,000	29,159,680
ANSYS, Inc. *	54,000	17,153,100
Autodesk, Inc. *	20,000	4,287,000
Change Healthcare, Inc. *	1,603,389	34,953,880
Microsoft Corporation	180,000	55,495,800
Software AG - ADR	2,658,504	23,501,176
		164,550,636
Technology Services - 20.3%
Accenture plc - Class A	81,000	27,315,630
Broadridge Financial Solutions, Inc.	170,000	26,470,700
Mastercard, Inc. - Class A	142,000	50,747,960
Moody's Corporation	95,000	32,053,950
Visa, Inc. - Class A	229,000	50,785,330
		187,373,570

Total Common Stocks (Cost $610,161,000)		$923,168,888

MONEY MARKET FUNDS - 0.6%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 0.06% (a) (Cost $5,308,719)	5,308,719	$5,308,719

Total Investments at Market Value - 100.5% (Cost $615,469,719)		$928,477,607

Liabilities in Excess of Other Assets - (0.5%)		(4,190,322)

Net Assets - 100.0%		$924,287,285

ADR -	American Depositary Receipt.

*	Non-income producing security.

(a)	The rate shown is the 7-day effective yield as of March 31, 2022.

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Market Value
Communications - 1.0%
Internet Media & Services - 1.0%
Booking Holdings, Inc. *	4,000	$9,393,800

Consumer Discretionary - 12.9%
Leisure Products - 2.4%
Polaris Industries, Inc.	140,000	14,744,800
Thor Industries, Inc.	100,000	7,870,000
		22,614,800
Retail - Discretionary - 10.5%
Genuine Parts Company	150,000	18,903,000
Lowe's Companies, Inc.	140,000	28,306,600
RH *	50,000	16,304,500
TJX Companies, Inc. (The)	300,000	18,174,000
Tractor Supply Company	79,500	18,552,915
		100,241,015
Consumer Staples - 1.5%
Beverages - 1.5%
Coca-Cola European Partners plc	300,000	14,583,000

Energy - 8.4%
Oil & Gas Producers - 8.4%
Chevron Corporation	200,000	32,566,000
Pioneer Natural Resources Company	190,000	47,505,700
		80,071,700
Financials - 17.6%
Asset Management - 2.4%
Brookfield Asset Management, Inc. - Class A	400,000	22,628,000

Banking - 6.2%
First Horizon Corporation	1,100,000	25,839,000
Truist Financial Corporation	575,000	32,602,500
		58,441,500
Insurance - 5.6%
Brown & Brown, Inc.	180,000	13,008,600
Chubb Ltd.	190,000	40,641,000
		53,649,600
Specialty Finance - 3.4%
Fidelity National Financial, Inc.	670,000	32,722,800

Health Care - 8.9%
Health Care Facilities & Services - 5.1%
Chemed Corporation	70,000	35,458,500
Quest Diagnostics, Inc.	95,000	13,001,700
		48,460,200
Medical Equipment & Devices - 3.8%
Medtronic plc	330,000	36,613,500

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Market Value
Industrials - 10.0%
Aerospace & Defense - 4.7%
HEICO Corporation - Class A	137,120	$17,390,930
Lockheed Martin Corporation	62,500	27,587,500
		44,978,430
Commercial Support Services - 1.7%
Rentokil Initial plc	2,371,000	16,369,955

Electrical Equipment - 1.3%
Roper Technologies, Inc.	25,000	11,805,750

Transportation & Logistics - 2.3%
United Parcel Service, Inc. - Class B	100,000	21,446,000

Real Estate - 7.2%
Real Estate Owners & Developers - 4.3%
Texas Pacific Land Corporation	30,000	40,563,300

REITs - 2.9%
Equinix, Inc.	37,400	27,736,588

Technology - 30.2%
Semiconductors - 4.1%
Texas Instruments, Inc.	215,000	39,448,200

Software - 10.0%
ANSYS, Inc. *	28,000	8,894,200
Microsoft Corporation	110,000	33,914,100
SAP SE	180,000	20,064,372
SS&C Technologies Holdings, Inc.	425,000	31,883,500
		94,756,172
Technology Services - 16.1%
Accenture plc - Class A	93,000	31,362,390
Broadridge Financial Solutions, Inc.	205,000	31,920,550
Jack Henry & Associates, Inc.	114,500	22,562,225
Moody's Corporation	75,000	25,305,750
Visa, Inc. - Class A	190,000	42,136,300
		153,287,215

Total Common Stocks (Cost $620,224,682)		$929,811,525

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.6%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 0.06% (a) (Cost $24,425,242)	24,425,242	$24,425,242

Total Investments at Market Value - 100.3% (Cost $644,649,924)		$954,236,767

Liabilities in Excess of Other Assets - (0.3%)		(2,787,458)

Net Assets - 100.0%		$951,449,309

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2022.

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Market Value
Communications - 4.0%
Entertainment Content - 1.7%
Electronic Arts, Inc.	12,000	$1,518,120

Internet Media & Services - 2.3%
eDreams ODIGEO S.A. *	232,500	2,063,812

Consumer Discretionary - 3.9%
Automotive - 1.0%
Ferrari N.V.	4,000	872,360

Retail - Discretionary - 2.9%
Lowe's Companies, Inc.	12,950	2,618,361

Consumer Staples - 5.1%
Beverages - 3.2%
Coca-Cola European Partners plc	59,000	2,867,990

Food - 1.9%
Mondelez International, Inc. - Class A	27,500	1,726,450

Energy - 7.7%
Oil & Gas Producers - 7.7%
Chevron Corporation	10,350	1,685,290
Pioneer Natural Resources Company	17,605	4,401,778
Rubis SCA	27,750	820,367
		6,907,435
Financials - 17.5%
Banking - 3.0%
First Horizon Corporation	55,000	1,291,950
Truist Financial Corporation	24,500	1,389,150
		2,681,100
Diversified Financial Services - 3.1%
S&P Global, Inc.	6,800	2,789,224

Insurance - 9.2%
AXA S.A. - ADR	92,600	2,701,142
Chubb Ltd.	15,500	3,315,450
Willis Towers Watson plc	9,300	2,196,846
		8,213,438
Specialty Finance - 2.2%
Fidelity National Financial, Inc.	39,500	1,929,180

Health Care - 12.6%
Health Care Facilities & Services - 4.1%
IQVIA Holdings, Inc. *	15,790	3,650,806

Medical Equipment & Devices - 8.5%
Alcon, Inc.	25,500	2,022,915
Koninklijke Philips N.V.	50,099	1,529,522

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Market Value
Health Care - 12.6% (Continued)
Medical Equipment & Devices - 8.5% (Continued)
Medtronic plc	22,919	$2,542,863
Stevanto Group S.p.A. *	73,881	1,486,486
		7,581,786
Industrials - 19.1%
Aerospace & Defense - 1.8%
Lockheed Martin Corporation	3,750	1,655,250

Commercial Services - 2.8%
Karooooo Ltd. *	24,828	736,150
Teleperformance S.A. - ADR	9,381	1,788,019
		2,524,169
Commercial Support Services - 3.9%
Edenred	38,500	1,914,629
GFL Environmental, Inc.	47,000	1,529,380
		3,444,009
Diversified Industrials - 2.0%
Eaton Corporation plc	11,500	1,745,240

Electrical Equipment - 2.9%
Otis Worldwide Corporation	12,000	923,400
TE Connectivity Ltd.	12,950	1,696,191
		2,619,591
Machinery - 2.7%
ITOCHU Corporation	28,000	949,975
Nidec Corporation	18,285	1,448,549
		2,398,524
Transportation & Logistics - 3.0%
Canadian National Railway Company	10,000	1,341,400
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Series B *	83,100	1,336,092
		2,677,492
Real Estate - 2.1%
Real Estate Services - 1.2%
FirstService Corporation	7,500	1,086,600

REITs - 0.9%
Equinix, Inc.	1,075	797,241

Technology - 26.5%
IT Services - 0.3%
StoneCo Ltd. - Class A *	23,500	274,950

Semiconductors - 4.2%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	21,000	2,189,460
Texas Instruments, Inc.	8,500	1,559,580
		3,749,040
Software - 10.6%
Adobe, Inc. *	3,680	1,676,682

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Market Value
Technology - 26.5% (Continued)
Software - 10.6% (Continued)
Microsoft Corporation	15,800	$4,871,298
SAP SE	20,000	2,229,375
Sapiens International Corporation N.V.	28,052	712,240
		9,489,595
Technology Hardware - 1.6%
Murata Manufacturing Company Ltd.	20,640	1,363,703

Technology Services - 9.8%
Accenture plc - Class A	10,500	3,540,915
Mastercard, Inc. - Class A	10,000	3,573,800
Visa, Inc. - Class A	7,500	1,663,275
		8,777,990

Total Common Stocks (Cost $63,817,804)		$88,023,456

MONEY MARKET FUNDS - 1.6%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 0.06% (a) (Cost $1,432,648)	1,432,648	$1,432,648

Total Investments at Market Value - 100.1% (Cost $65,250,452)		$89,456,104

Liabilities in Excess of Other Assets - (0.1%)		(78,611)

Net Assets - 100.0%		$89,377,493

ADR -	American Depositary Receipt.

*	Non-income producing security.

(a)	The rate shown is the 7-day effective yield as of March 31, 2022.

AVE MARIA WORLD EQUITY FUND
SUMMARY OF COMMON STOCKS BY COUNTRY
March 31, 2022 (Unaudited)

Country	Market Value	% of Net Assets
United States **	$49,246,044	55.1%
France	7,224,157	8.1%
Switzerland	5,338,365	6.0%
United Kingdom	5,064,836	5.7%
Canada	3,957,380	4.4%
Japan	3,762,227	4.2%
Italy	2,358,846	2.6%
Germany	2,229,375	2.5%
Taiwan	2,189,460	2.5%
Spain	2,063,812	2.3%
Netherlands	1,529,522	1.7%
Mexico	1,336,092	1.5%
Singapore	736,150	0.8%
Israel	712,240	0.8%
Brazil	274,950	0.3%
Total	$88,023,456	98.5%

**	Includes any company deemed to be a “non-U.S. company” as defined in the Fund’s Prospectus. According to the Fund’s Prospectus, a “non-U.S. company” is one that is headquartered outside the United States or has at least 50% of its revenues or operations outside of the United States during its most recent fiscal year, at the time of purchase.

AVE MARIA FOCUSED FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Market Value
Communications - 15.5%
Internet Media & Services - 15.5%
eDreams ODIGEO S.A. *	1,008,720	$8,954,014

Consumer Discretionary - 1.6%
Automotive - 1.6%
Ferrari N.V.	4,284	934,298

Energy - 9.1%
Renewable Energy - 9.1%
Archaea Energy, Inc. *	103,225	2,263,724
Green Plains, Inc. *	96,617	2,996,093
		5,259,817
Financials - 8.1%
Asset Management - 8.1%
Brookfield Asset Management Reinsurance Partners Ltd. - Class A *	48,153	2,754,352
Brookfield Asset Management, Inc. - Class A	33,897	1,917,553
		4,671,905
Health Care - 3.4%
Health Care Facilities & Services - 3.4%
Chemed Corporation	3,846	1,948,191

Industrials - 26.7%
Aerospace & Defense - 3.7%
AMMO, Inc. *	454,600	2,182,080

Commercial Support Services - 11.7%
GFL Environmental, Inc.	207,896	6,764,936

Electrical Equipment - 11.3%
API Group Corporation *	310,909	6,538,416

Materials - 2.8%
Chemicals - 2.8%
Valvoline, Inc.	51,867	1,636,923

Real Estate - 8.0%
Real Estate Owners & Developers - 4.5%
Texas Pacific Land Corporation	1,920	2,596,051

REITs - 3.5%
Equinix, Inc.	2,776	2,058,737

Technology - 24.2%
Software - 13.6%
Adobe, Inc. *	5,581	2,542,815
Autodesk, Inc. *	8,496	1,821,118
Microsoft Corporation	7,196	2,218,599
Tyler Technologies, Inc. *	2,946	1,310,646
		7,893,178

AVE MARIA FOCUSED FUND SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Market Value
Technology - 24.2% (Continued)
Technology Hardware - 5.3%
NextDC Ltd. *	353,704	$3,057,976

Technology Services - 5.3%
Mastercard, Inc. - Class A	3,593	1,284,066
Moody's Corporation	2,831	955,208
Visa, Inc. - Class A	3,895	863,794
		3,103,068

Total Common Stocks (Cost $49,215,869)		$57,599,590

MONEY MARKET FUNDS - 1.1%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 0.06% (a) (Cost $615,097)	615,097	$615,097

Total Investments at Market Value - 100.5% (Cost $49,830,966)		$58,214,687

Liabilities in Excess of Other Assets - (0.5%)		(255,033)

Net Assets - 100.0%		$57,959,654

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2022.

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 23.0%	Par Value	Market Value
U.S. Treasury Inflation-Protected Notes - 12.1% (a)
0.625%, due 04/15/23	$6,110,478	$6,371,128
0.500%, due 04/15/24	11,144,400	11,720,992
2.375%, due 01/15/25	4,473,390	4,973,064
0.625%, due 01/15/26	5,914,550	6,316,901
2.000%, due 01/15/26	4,248,420	4,768,520
0.125%, due 04/15/26	5,358,850	5,611,825
0.375%, due 01/15/27	4,537,962	4,818,571
0.375%, due 07/15/27	7,468,630	7,968,192
0.500%, due 01/15/28	5,697,450	6,108,735
0.750%, due 07/15/28	2,799,350	3,068,295
		61,726,223
U.S. Treasury Notes - 10.9%
1.875%, due 07/31/22	2,500,000	2,509,082
1.625%, due 08/31/22	10,000,000	10,028,906
2.875%, due 11/30/23	10,000,000	10,110,156
0.375%, due 04/15/24	10,000,000	9,612,110
2.125%, due 11/30/24	10,000,000	9,910,938
0.500%, due 03/31/25	10,000,000	9,430,469
2.750%, due 08/31/25	4,000,000	4,033,125
		55,634,786

Total U.S. Government & Agencies (Cost $119,560,010)		$117,361,009

CORPORATE BONDS - 51.7%	Par Value	Market Value
Communications - 1.2%
Electronic Arts, Inc., 4.800%, due 03/01/26	$5,500,000	$5,810,015

Consumer Discretionary - 6.2%
Lowe's Companies, Inc., 3.120%, due 04/15/22	3,000,000	3,001,184
Lowe's Companies, Inc., 3.125%, due 09/15/24	800,000	804,036
Lowe's Companies, Inc., 3.375%, due 09/15/25	1,500,000	1,516,672
Lowe's Companies, Inc., 2.500%, due 04/15/26	3,000,000	2,928,705
Lowe's Companies, Inc., 3.100%, due 05/03/27	5,000,000	4,969,118
Ross Stores, Inc., 3.375%, due 09/15/24	3,000,000	3,020,685
Ross Stores, Inc., 0.875%, due 04/15/26	5,255,000	4,805,727
TJX Companies, Inc. (The), 2.500%, due 05/15/23	2,000,000	2,001,637
TJX Companies, Inc. (The), 2.250%, due 09/15/26	3,426,000	3,332,535
TJX Companies, Inc. (The), 1.150%, due 05/15/28	2,000,000	1,777,818
TJX Companies, Inc. (The), 3.875%, due 04/15/30	1,312,000	1,366,197
VF Corporation, 2.400%, due 04/23/25	650,000	636,323
VF Corporation, 2.800%, due 04/23/27	1,200,000	1,180,451
		31,341,088
Consumer Staples - 8.2%
Coca-Cola Company (The), 1.450%, due 06/01/27	7,952,000	7,470,976
Coca-Cola Company (The), 1.000%, due 03/15/28	1,000,000	895,290
Colgate-Palmolive Company, 2.250%, due 11/15/22	500,000	501,918
Colgate-Palmolive Company, 1.950%, due 02/01/23	2,663,000	2,666,560
Colgate-Palmolive Company, 3.250%, due 03/15/24	795,000	808,441
Hershey Company (The), 2.625%, due 05/01/23	4,536,000	4,550,723
Hershey Company (The), 3.375%, due 05/15/23	500,000	504,706

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 51.7% (Continued)	Par Value	Market Value
Consumer Staples - 8.2% (Continued)
Hershey Company (The), 2.050%, due 11/15/24	$3,200,000	$3,161,007
Hershey Company (The), 0.900%, due 06/01/25	7,450,000	7,021,973
Hershey Company (The), 3.200%, due 08/21/25	645,000	648,663
Hershey Company (The), 2.300%, due 08/15/26	2,000,000	1,957,493
Hormel Foods Corporation, 1.700%, due 06/03/28	895,000	824,621
Hormel Foods Corporation, 1.800%, due 06/11/30	1,763,000	1,580,191
Kimberly-Clark Corporation, 2.400%, due 06/01/23	440,000	440,680
Kimberly-Clark Corporation, 2.650%, due 03/01/25	1,115,000	1,109,390
Kimberly-Clark Corporation, 2.750%, due 02/15/26	1,343,000	1,342,725
Kimberly-Clark Corporation, 1.050%, due 09/15/27	4,097,000	3,720,617
McCormick & Company, Inc., 3.500%, due 09/01/23	2,500,000	2,517,809
		41,723,783
Energy - 3.2%
Chevron Corporation, 2.895%, due 03/03/24	1,824,000	1,846,035
Chevron Corporation, 2.954%, due 05/16/26	1,450,000	1,457,463
Chevron Corporation, 1.995%, due 05/11/27	5,840,000	5,613,372
Exxon Mobil Corporation, 3.176%, due 03/15/24	1,634,000	1,657,906
Exxon Mobil Corporation, 2.019%, due 08/16/24	2,650,000	2,622,827
Exxon Mobil Corporation, 2.709%, due 03/06/25	998,000	998,497
Pioneer Natural Resources, 1.125%, due 01/15/26	928,000	861,649
Pioneer Natural Resources, 1.900%, due 08/15/30	1,330,000	1,179,158
		16,236,907
Financials - 2.3%
Chubb INA Holdings, Inc., 3.150%, due 03/15/25	4,309,000	4,359,492
Chubb INA Holdings, Inc., 3.350%, due 05/03/26	500,000	507,428
PNC Financial Services Group, Inc. (The), 3.250%, due 06/01/25	1,528,000	1,543,067
PNC Financial Services Group, Inc. (The), 3.250%, due 01/22/28	4,380,000	4,377,349
U.S. Bancorp, 3.375%, due 02/05/24	1,000,000	1,014,405
		11,801,741
Health Care - 2.9%
Medtronic, Inc., 3.500%, due 03/15/25	5,598,000	5,714,163
Stryker Corporation, 3.375%, due 05/15/24	5,500,000	5,567,148
Stryker Corporation, 3.375%, due 11/01/25	1,026,000	1,035,874
Stryker Corporation, 3.500%, due 03/15/26	2,468,000	2,498,961
		14,816,146
Industrials - 7.1%
3M Company, 2.000%, due 06/26/22	1,073,000	1,074,180
3M Company, 2.250%, due 03/15/23	3,000,000	3,006,751
Hubbell, Inc., 3.150%, due 08/15/27	4,180,000	4,145,480
Illinois Tool Works, Inc., 3.500%, due 03/01/24	2,450,000	2,491,809
Illinois Tool Works, Inc., 2.650%, due 11/15/26	10,601,000	10,561,858
Lockheed Martin Corporation, 3.550%, due 01/15/26	3,110,000	3,186,936
PACCAR Financial Corporation, 1.800%, due 02/06/25	350,000	339,712
PACCAR Financial Corporation, 1.100%, due 05/11/26	835,000	774,091
PACCAR Financial Corporation, 2.000%, due 02/04/27	500,000	480,902
United Parcel Service, Inc., 2.350%, due 05/16/22	2,990,000	2,992,419
United Parcel Service, Inc., 2.200%, due 09/01/24	3,410,000	3,399,296
United Parcel Service, Inc., 2.800%, due 11/15/24	1,000,000	1,005,521
United Parcel Service, Inc., 2.400%, due 11/15/26	2,869,000	2,804,454
		36,263,409

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 51.7% (Continued)	Par Value	Market Value
Materials - 2.0%
Ecolab, Inc., 2.700%, due 11/01/26	$6,438,000	$6,372,461
Ecolab, Inc., 3.250%, due 12/01/27	3,676,000	3,740,333
		10,112,794
Technology - 18.6%
Broadridge Financial Solutions, Inc., 2.900%, due 12/01/29	6,500,000	6,148,178
Cisco Systems, Inc., 2.600%, due 02/28/23	2,475,000	2,493,207
Cisco Systems, Inc., 3.625%, due 03/04/24	3,500,000	3,584,697
Cisco Systems, Inc., 3.500%, due 06/15/25	5,000,000	5,118,058
Cisco Systems, Inc., 2.950%, due 02/28/26	1,000,000	1,008,882
Cisco Systems, Inc., 2.500%, due 09/20/26	3,080,000	3,055,695
Mastercard, Inc., 3.375%, due 04/01/24	3,855,000	3,928,917
Mastercard, Inc., 2.000%, due 03/03/25	5,625,000	5,542,216
Mastercard, Inc., 2.950%, due 11/21/26	2,000,000	2,016,087
Mastercard, Inc., 3.300%, due 03/26/27	5,199,000	5,306,296
Mastercard, Inc., 3.500%, due 02/26/28	450,000	463,591
Microsoft Corporation, 2.400%, due 08/08/26	5,750,000	5,696,291
Microsoft Corporation, 3.300%, due 02/06/27	5,320,000	5,480,832
Moody's Corporation, 2.625%, due 01/15/23	5,122,000	5,148,721
Moody's Corporation, 4.875%, due 02/15/24	1,500,000	1,547,351
Moody's Corporation, 3.250%, due 01/15/28	5,550,000	5,550,628
Moody's Corporation, 4.250%, due 02/01/29	5,000,000	5,231,951
Texas Instruments, Inc., 2.250%, due 05/01/23	2,500,000	2,501,872
Texas Instruments, Inc., 1.375%, due 03/12/25	1,160,000	1,117,731
Texas Instruments, Inc., 2.900%, due 11/03/27	740,000	742,877
Texas Instruments, Inc., 2.250%, due 09/04/29	1,112,000	1,057,371
Texas Instruments, Inc., 1.750%, due 05/04/30	4,880,000	4,441,139
Visa, Inc., 2.150%, due 09/15/22	4,000,000	4,012,283
Visa, Inc., 3.150%, due 12/14/25	3,905,000	3,957,615
Visa, Inc., 1.900%, due 04/15/27	3,854,000	3,711,395
Visa, Inc., 2.750%, due 09/15/27	6,051,000	6,036,211
		94,900,092

Total Corporate Bonds (Cost $272,037,389)		$263,005,975

COMMON STOCKS - 19.3%	Shares	Market Value
Consumer Discretionary - 2.0%
Apparel & Textile Products - 0.8%
VF Corporation	70,000	$3,980,200

Retail - Discretionary - 1.2%
Genuine Parts Company	49,300	6,212,786

Consumer Staples - 1.0%
Beverages - 1.0%
Coca-Cola European Partners plc	100,000	4,861,000

Energy - 2.7%
Oil & Gas Producers - 2.7%
Chevron Corporation	58,000	9,444,140

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 19.3% (Continued)	Shares	Market Value
Energy - 2.7% (Continued)
Oil & Gas Producers - 2.7% (Continued)
Exxon Mobil Corporation	50,000	$4,129,500
		13,573,640
Financials - 3.1%
Banking - 2.2%
First Horizon Corporation	185,500	4,357,395
Truist Financial Corporation	119,000	6,747,300
		11,104,695
Specialty Finance - 0.9%
Fidelity National Financial, Inc.	90,000	4,395,600

Health Care - 1.9%
Medical Equipment & Devices - 1.9%
Medtronic plc	89,000	9,874,550

Industrials - 5.9%
Aerospace & Defense - 2.2%
Lockheed Martin Corporation	25,000	11,035,000

Industrial Support Services - 2.7%
Fastenal Company	106,000	6,296,400
Watsco, Inc.	24,000	7,311,360
		13,607,760
Transportation & Logistics - 1.0%
United Parcel Service, Inc. - Class B	25,000	5,361,500

Real Estate - 1.4%
Real Estate Owners & Developers - 1.4%
Texas Pacific Land Corporation	5,400	7,301,394

Technology - 1.3%
Semiconductors - 1.3%
Texas Instruments, Inc.	37,000	6,788,760

Total Common Stocks (Cost $66,771,796)		$98,096,885

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.6%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 0.06% (b)	24,373,657	$24,373,657
Federated Hermes Treasury Obligations Fund - Institutional Shares, 0.13% (b)	4,203,939	4,203,939
Total Money Market Funds (Cost $28,577,596)		$28,577,596

Total Investments at Market Value - 99.6% (Cost $486,946,791)		$507,041,465

Other Assets in Excess of Liabilities - 0.4%		2,122,872

Net Assets - 100.0%		$509,164,337

(a)	Interest rate for this investment is the stated rate. Interest payments are determined based on the inflation adjusted principal.
(b)	The rate shown is the 7-day effective yield as of March 31, 2022.

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

COMMON STOCKS - 96.3%	Shares	Market Value
Consumer Discretionary - 7.3%
Automotive - 1.7%
Gentex Corporation	15,000	$437,550

Home & Office Products - 3.5%
Purple Innovation, Inc. *	151,150	884,228

Leisure Facilities & Services - 2.1%
Madison Square Garden Sports Corporation *	3,000	538,080

Energy - 21.9%
Oil & Gas Producers - 18.7%
Chevron Corporation	9,169	1,492,988
Devon Energy Corporation	25,000	1,478,250
Pioneer Natural Resources Company	7,240	1,810,217
		4,781,455
Oil & Gas Services & Equipment - 3.2%
Schlumberger Ltd.	19,800	817,938

Financials - 15.1%
Institutional Financial Services - 8.1%
CME Group, Inc.	4,650	1,106,049
Intercontinental Exchange, Inc.	7,200	951,264
		2,057,313
Insurance - 7.0%
Berkshire Hathaway, Inc. - Class A *	2	1,057,842
Markel Corporation *	500	737,620
		1,795,462
Health Care - 0.4%
Biotech & Pharma - 0.4%
Avid Bioservices, Inc. *	5,000	101,850

Industrials - 3.9%
Electrical Equipment - 1.6%
Vontier Corporation	16,300	413,857

Industrial Support Services - 2.3%
AMERCO	1,000	596,940

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.3% (Continued)	Shares	Market Value
Materials - 13.4%
Chemicals - 3.1%
Valvoline, Inc.	25,000	$789,000

Metals & Mining - 10.3%
Barrick Gold Corporation	35,300	865,909
Franco-Nevada Corporation	7,690	1,226,709
Pan American Silver Corporation	20,000	546,000
		2,638,618
Real Estate - 29.1%
Real Estate Owners & Developers - 29.1%
Texas Pacific Land Corporation	5,500	7,436,605

Technology - 5.2%
Technology Hardware - 1.1%
Garmin Ltd.	2,500	296,525

Technology Services - 4.1%
Mastercard, Inc. - Class A	1,500	536,070
Moody's Corporation	1,500	506,115
		1,042,185

Total Common Stocks (Cost $12,350,602)		$24,627,606

MONEY MARKET FUNDS - 3.8%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 0.06% (a) (Cost $976,568)	976,568	$976,568

Total Investments at Market Value - 100.1% (Cost $13,327,170)		$25,604,174

Liabilities in Excess of Other Assets - (0.1%)		(22,672)

Net Assets - 100.0%		$25,581,502

*	Non-income producing security.

(a)	The rate shown is the 7-day effective yield as of March 31, 2022.